Schedule of Changes in Biological Assets (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance as of January 1	₪ 822	₪ 6,365
Costs of growing medical cannabis plants	26,081	57,496
Change in fair value less selling costs	1,581	261
Damaged (See Note 1(2) and Note 12B)		(8,885)
Transfer to inventory	(23,461)	(54,415)
Balance as of December 31	₪ 5,023	₪ 822